Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000205441 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000205441 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205441 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205441 | Alcon, Inc.FR_ACI198PY5
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205441 | Danone SAFR_B1Y9TB906
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205441 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000205441 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000205441 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000205441 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000205441 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000225935 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225935 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225935 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225935 | Alcon, Inc.FR_ACI198PY5
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000225935 | Danone SAFR_B1Y9TB906
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225935 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000225935 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000225935 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000225935 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000225935 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008182 | PACE International Equity InvestmentsFR_69375U865
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008182 | UBS Emerging Markets Equity Opportunity FundFR_90267D746
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008182 | PACE International Emerging Markets Equity InvestmentsFR_69375U857
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008182 | PACE High Yield InvestmentsFR_69375U600
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008182 | SPDR Portfolio High Yield Bond ETFFR_78468R606
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008182 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000008182 | AssetCommon stocks
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000008182 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000008182 | AssetExchange traded funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008182 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008185 | PACE International Equity InvestmentsFR_69375U865
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008185 | UBS Emerging Markets Equity Opportunity FundFR_90267D746
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008185 | PACE International Emerging Markets Equity InvestmentsFR_69375U857
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008185 | PACE High Yield InvestmentsFR_69375U600
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008185 | SPDR Portfolio High Yield Bond ETFFR_78468R606
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008185 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000008185 | AssetCommon stocks
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000008185 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000008185 | AssetExchange traded funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008185 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000220414 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220414 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000220414 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220414 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220414 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220414 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000220414 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000220414 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000220414 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000220414 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000241422 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000241422 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000241422 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000241422 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000241422 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241422 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000241422 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241422 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000241422 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000241422 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000212772 | NetEase, Inc.FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000212772 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000212772 | Kweichow Moutai Co. Ltd.FR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000212772 | China Merchants Bank Co. Ltd.FR_B1DYPZ905
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000212772 | Hong Kong Exchanges & Clearing Ltd.FR_626735906
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000212772 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000212772 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000212772 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000212772 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000212772 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000212770 | NetEase, Inc.FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000212770 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000212770 | Kweichow Moutai Co. Ltd.FR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000212770 | China Merchants Bank Co. Ltd.FR_B1DYPZ905
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000212770 | Hong Kong Exchanges & Clearing Ltd.FR_626735906
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000212770 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000212770 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000212770 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000212770 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000212770 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000008502 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008502 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000008502 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008502 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008502 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008502 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000008502 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000008502 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000008502 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008502 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000200986 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000200986 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000200986 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200986 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200986 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200986 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000200986 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000200986 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000200986 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000200986 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008186 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008186 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008186 | London Stock Exchange Group PLCFR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008186 | Unilever PLCFR_BLRB26905
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008186 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008186 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000008186 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000008186 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000008186 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000008186 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000008189 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008189 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008189 | London Stock Exchange Group PLCFR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008189 | Unilever PLCFR_BLRB26905
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008189 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008189 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000008189 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000008189 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000008189 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000008189 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000222877 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222877 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222877 | London Stock Exchange Group PLCFR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222877 | Unilever PLCFR_BLRB26905
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222877 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222877 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000222877 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000222877 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000222877 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000222877 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000166868 | U.S. Treasury NotesFR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166868 | Turkiye Government BondsFR_ACI1SL4T9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166868 | BX TrustFR_12434DAL6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166868 | EQT Corp.FR_26884LAF6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166868 | Masco Corp.FR_574599BS4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166868 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000166868 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000166868 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166868 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166868 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166870 | U.S. Treasury NotesFR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166870 | Turkiye Government BondsFR_ACI1SL4T9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166870 | BX TrustFR_12434DAL6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166870 | EQT Corp.FR_26884LAF6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166870 | Masco Corp.FR_574599BS4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166870 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000166870 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000166870 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166870 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166870 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237722 | U.S. Treasury NotesFR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237722 | Turkiye Government BondsFR_ACI1SL4T9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237722 | BX TrustFR_12434DAL6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237722 | EQT Corp.FR_26884LAF6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237722 | Masco Corp.FR_574599BS4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237722 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000237722 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237722 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237722 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000237722 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205444 | Inter-American Development BankFR_4581X0DS4
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000205444 | Inter-American Development BankFR_4581X0DG0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000205444 | International Bank for Reconstruction & DevelopmentFR_459058JR5
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205444 | International Bank for Reconstruction & DevelopmentFR_459058KA0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205444 | International Bank for Reconstruction & DevelopmentFR_459058HJ5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205444 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205444 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000205443 | Inter-American Development BankFR_4581X0DS4
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000205443 | Inter-American Development BankFR_4581X0DG0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000205443 | International Bank for Reconstruction & DevelopmentFR_459058JR5
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205443 | International Bank for Reconstruction & DevelopmentFR_459058KA0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205443 | International Bank for Reconstruction & DevelopmentFR_459058HJ5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205443 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205443 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000008206 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008206 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008206 | Universal Display Corp.FR_91347P105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008206 | Ryman Hospitality Properties, Inc.FR_78377T107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008206 | RadNet, Inc.FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008206 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000008206 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000008206 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000008206 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008206 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000008209 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008209 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008209 | Universal Display Corp.FR_91347P105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008209 | Ryman Hospitality Properties, Inc.FR_78377T107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008209 | RadNet, Inc.FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008209 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000008209 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000008209 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000008209 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008209 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000220415 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000220415 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000220415 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000220415 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000220415 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220415 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000220415 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000220415 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000220415 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000220415 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%